6. Accrued Expenses	9 Months Ended
Mar. 31, 2014
Notes
6. Accrued Expenses

6.               ACCRUED EXPENSES

Accrued expenses at March 31, 2014, and June 30, 2013, consisted of the following:

	March 31, 2014	June 30, 2013
Accrued compensation	$24,110	$19,207
Accrued payroll liabilities	3,363	1,833
Accrued expense	6,084	3,769
Accrued professional fees	-	-
Accrued interest	4,550	9,370
Total	$38,107	$34,179